Changes in Level 3 Assets (Parenthetical) (Detail) (Auction Rate Securities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized gains (losses) on securities	$ 0.1	$ (21.6)
Sales of Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized gains (losses) on securities		(20.8)
Impairments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized gains (losses) on securities		(1.6)
Redemptions by Issuers
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized gains (losses) on securities		$ 0.8